DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

(4) DISCONTINUED OPERATIONS

On July 27, 2017, the Company entered into an agreement to sell its critical power business for approximately $1,250.0. The sale closed on October 31, 2017. The decision to divest this business was part of our strategy to focus on applying resources toward business and technological advancements in our core data center, telecommunications and commercial and industrial markets.

We determined the sale of the critical power business represents discontinued operations as it constitutes a disposal of an operating segment, meets held for sale criteria, and is a strategic shift that will have a major effect on our operations and financial results. As a result, we reclassified the related earnings (loss) from continuing operations to earnings (loss) from discontinued operations - net of income taxes on the consolidated statement of earnings (loss) for all the periods presented. No amounts for shared general and administrative operating support expense were allocated to the discontinued operation.

As a result of the transaction, Vertiv recorded an after-tax gain on the sale of the business of approximately $33.2 for the year ended December 31, 2017. During 2018, Vertiv recorded additional after-tax gain on the sale of the business of $6.9, related to a $4.4 working capital settlement and $2.5 of other tax adjustments.

The following table provides the major classes of line items constituting the results of the discontinued operations during the year ended December 31, 2017. The year ended December 31, 2017, includes the results of operations as a discontinued operation for the Company’s critical power business through October 31, 2017, the date of its disposition, and the gain on the disposition of the discontinued operation.

December 31,
2017
Net sales
Net sales	$365.9
Costs and expenses
Cost of sales	204.3
Selling, general and administrative expenses	91.1
Other deductions (income), net	55.3
Interest expense, net	28.7
Earnings (loss) before income taxes	(13.5)
Income tax expense	1.9
Earnings (loss) from Discontinued Operations - before gain on sale of discontinued operations	$(15.4)
Gain on Disposition of Discontinued Operations - net of income taxes	33.2
Earnings (loss) from Discontinued Operations - net of income taxes	$17.8

There were no assets and liabilities of discontinued operations on the Consolidated Balance Sheet at December 31, 2019 or 2018.

The following table summarizes the depreciation, amortization, and capitalized expenditures for discontinued operations during the year ended December 31, 2017.

December 31,
2017
Depreciation	$2.5
Amortization	55.0
Capital expenditures	0.6